Offerings - Offering: 1	Feb. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	72.00
Maximum Aggregate Offering Price	$ 496,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,608.08
Offering Note	Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended. In accordance with Rules 456(b) and 457(r), the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-286885 filed by the registrant on May 1, 2025. Assumes the exercise in full of the underwriters' option to purchase up to an additional 900,000 shares of common stock.